Nature of Operations and Going Concern (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Going Concern Details Narrative
Full-time degree-seeking students percentage	87.00%
Net Loss-Allocable to Common Shareholders	$ 948,871	$ 1,827,145	$ 6,048,113	$ 2,222,899
Negative Cash Flows from Operations	598,772	908,769	4,522,710	1,679,330
Gross fund raised	565,000
Gross fund raised additional	600,328
Accounts receivable, net of allowance	$ 200,045		$ 169,045